Short Term Liabilities to Banks and Others (Details) - Schedule of Short Term Liabilities to Banks and Others - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Short Term Liabilities to Banks and Others (Details) - Schedule of Short Term Liabilities to Banks and Others [Line Items]
Short term liabilities to banks and others	$ 157,882	$ 175,696
Current maturities of long-term loans from banks and other financial institutions (Note 14) [Member]
Short Term Liabilities to Banks and Others (Details) - Schedule of Short Term Liabilities to Banks and Others [Line Items]
Interest rate %	1.4 - Prime + 1.5
Currency		NIS
Short term liabilities to banks and others	$ 78,883	$ 85,280
Commercial securities not listed [Member]
Short Term Liabilities to Banks and Others (Details) - Schedule of Short Term Liabilities to Banks and Others [Line Items]
Interest rate %	Prime+ 0.5
Currency		NIS
Short term liabilities to banks and others	$ 56,834	$ 64,309
Short-term bank loans and credit line [Member]
Short Term Liabilities to Banks and Others (Details) - Schedule of Short Term Liabilities to Banks and Others [Line Items]
Interest rate %	1.6-4
Currency		NIS and USD
Short term liabilities to banks and others	$ 13,168	$ 22,070
Current maturities of long-term loans from banks (Note 14) [Member]
Short Term Liabilities to Banks and Others (Details) - Schedule of Short Term Liabilities to Banks and Others [Line Items]
Interest rate %	2.1%+LIBOR-SOFR+2.25%
Currency		NIS Linked to USD
Short term liabilities to banks and others	$ 8,908	$ 3,950
Short-term interest on long-term loans from other financial institutions [Member]
Short Term Liabilities to Banks and Others (Details) - Schedule of Short Term Liabilities to Banks and Others [Line Items]
Interest rate %	2.6 - Prime + 1.5
Currency		NIS
Short term liabilities to banks and others	$ 89	$ 87